Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,026	$ 8,245
Accumulated depreciation	(3,136)	(2,124)
Depreciated cost	5,890	6,121
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	449	389
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,947	3,356
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	152	147
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,478	$ 4,353